Revenues - Summary of revenue from contracts with customers disaggregated by service lines (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues
Total revenues	¥ 2,621,334	$ 359,121	¥ 3,317,821	¥ 3,128,877
Revenue recognized at a point in time
Revenues
Total revenues	904,274	123,885	1,408,389	1,130,364
Revenue recognized over time
Revenues
Total revenues	¥ 1,717,060	$ 235,236	¥ 1,909,432	¥ 1,998,513